Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Accrued Liabilities
Schedule of accrued liabilities

	December 31,	December 31,
	2020	2019
Accrued chargeback	$1,376	$1,265
Accrued product returns	88	55
Accrued royalties	29	—
Accrued compensation	6,232	7,632
Accrued government and managed care rebates	46	30
Accrued research and development	721	2,630
Accrued expenses and other liabilities	8,455	5,860
Customer coupons	4	165
Total	$16,951	$17,637